UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22485

Exact name of registrant as specified in charter:	Aberdeen Income Credit Strategies Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1 - Schedule of Investments - The Schedule of Investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
COMMON STOCK —0.0%
CANADA—0.0%
CAD	133	Connacher Oil & Gas Ltd., Zero Coupon, (a)(b)(c)	$—
			—
		Total Common Stocks — —% (cost $4,002,997)	—
BANK LOANS—12.7%
CANADA—0.0%
USD	1,519	Southern Pacific Resource Corp., Zero Coupon, 03/31/2019 (a)(b)(c)(d)	—

FRANCE—0.3%
EUR	500	Financiere CEP, 8.50%, 12/15/2025 (e)	550,839

UNITED KINGDOM—5.6%
EUR	4,000	EG Finco Limited, 8.75%, 04/20/2026 (e)	4,446,769
USD	6,127	Seadrill Partners Finco LLC, 8.80%, 02/21/2021 (e)	4,925,580
			9,372,349
UNITED STATES—6.8%
USD	8,330	California Resources Corporation, 12.87%, 12/31/2021 (e)	8,694,437
USD	4,000	La Paloma Generating Co., LLC, Zero Coupon, 02/20/2020 (a)(b)(c)(d)	200,000
USD	2,400	Verifone Systems, Inc., 10.64%, 08/20/2026	2,348,400
			11,242,837
		Total Bank Loans — 12.7% (cost $26,322,837)	21,166,025

CORPORATE BONDS—123.4%
CANADA—1.2%
USD	2,753	Calfrac Holdings LP, 8.50%, 06/15/2021 (f)	2,064,750

DENMARK—1.5%
USD	2,700	Danske Bank AS, 7.00%, 06/26/2025 (e)(f)(g)	2,457,000

FRANCE—9.4%
EUR	500	Casino Guichard Perrachon SA, 1.87%, 03/13/2022 (f)	532,239
EUR	1,000	Casino Guichard Perrachon SA, 4.56%, 01/25/2023 (f)	1,119,030
EUR	3,000	Constantin Investissement 3 SASU, 5.38%, 04/15/2020 (f)	3,298,068
EUR	2,200	Getlink SE, 3.63%, 10/01/2020 (f)	2,562,158
EUR	423	La Financiere Atalian SASU, 4.00%, 05/15/2020 (f)	374,526
EUR	3,717	La Financiere Atalian SASU, 5.13%, 05/15/2021 (f)	3,286,583
EUR	1,656	Newco GB SAS, 8.00%, 12/15/2019 (f)(h)	1,921,614
USD	2,500	Societe Generale SA, 7.88%, 12/18/2023 (f)(g)	2,560,875
			15,655,093
GERMANY—1.8%
EUR	5,000	Senvion Holding GmbH, 3.88%, 05/01/2019 (f)	2,975,638

GREECE—2.1%
EUR	1,500	Intralot Capital Luxembourg SA, 5.25%, 09/15/2020 (e)(f)	1,180,753
EUR	2,500	Intralot Capital Luxembourg SA, 6.75%, 03/04/2019 (f)	2,312,091
			3,492,844
ITALY—1.6%
EUR	2,000	Telecom Italia Finance SA, 7.75%, 01/24/2033	2,753,522

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
JAMAICA—3.2%
USD	3,988	Digicel Group One Ltd., 8.25%, 12/30/2022	$3,290,100
USD	3,762	Digicel Group Two Ltd., 8.25%, 09/30/2020 (f)	2,012,670
			5,302,770
JERSEY—3.8%
GBP	5,300	Newday Bondco PLC, 7.38%, 02/01/2020 (f)	6,394,816

LUXEMBOURG—20.3%
USD	11,354	Altice Luxembourg SA, 7.75%, 03/04/2019 (f)	11,013,380
EUR	3,976	ARD Finance SA, 6.63%, 09/15/2019 (h)	4,357,028
EUR	2,500	DEA Finance SA, 7.50%, 04/15/2019 (f)	3,004,574
GBP	4,200	Garfunkelux Holdco 3 SA, 8.50%, 02/11/2019 (f)	4,623,191
EUR	701	Hercule Debtco Sarl, 6.75%, 02/15/2020 (f)(h)	714,082
EUR	1,400	Kleopatra Holdings 1 SCA, 8.50%, 07/15/2019 (f)(h)	796,432
EUR	1,600	Matterhorn Telecom SA, 3.88%, 02/11/2019 (f)	1,817,624
EUR	2,776	Monitchem HoldCo 2 SA, 6.88%, 02/11/2019 (f)	2,730,410
EUR	4,200	Prague CE Sarl, 10.00%, 06/15/2019 (f)(h)	4,854,910
			33,911,631
NETHERLANDS —1.7%
EUR	2,575	Maxeda DIY Holding BV, 6.13%, 07/15/2019 (f)	2,777,795

NIGERIA—1.9%
USD	3,000	IHS Netherlands Holdco BV, 9.50%, 03/04/2019 (f)	3,088,986

SPAIN—4.3%
EUR	3,500	Aldesa Financial Services SA, 7.25%, 03/04/2019 (f)	2,303,507
USD	1,000	Cirsa Finance International Sarl, 7.88%, 06/20/2020 (f)	1,014,750
USD	4,350	Codere Finance 2 Luxembourg SA, 7.63%, 03/04/2019 (f)	3,858,015
			7,176,272
SWEDEN—5.0%
EUR	5,300	Unilabs Subholding AB, 5.75%, 05/15/2020 (f)	5,824,632
EUR	2,200	Verisure Midholding AB, 5.75%, 12/01/2019 (f)	2,511,824
			8,336,456
UKRAINE—1.7%
USD	3,000	Metinvest BV, 8.50%, 01/23/2026 (f)	2,835,000

UNITED KINGDOM—31.9%
GBP	2,000	Amigo Luxembourg SA, 7.63%, 01/15/2020 (f)	2,694,376
GBP	3,000	Arrow Global Finance PLC, 5.13%, 09/15/2019 (f)	3,649,525
EUR	4,000	Corral Petroleum Holdings AB, 11.75%, 05/15/2019 (f)(h)	4,888,804
GBP	7,000	CYBG PLC, (fixed rate to 12/08/2022, variable thereafter), 8.00%, 12/08/2022 (f)(g)	8,481,129
USD	2,487	KCA Deutag UK Finance PLC, 9.63%, 04/01/2020 (f)	1,877,685
GBP	2,200	Matalan Finance PLC, 6.75%, 01/31/2020 (f)	2,649,627
GBP	4,513	Mizzen Bondco Ltd., 7.00%, 03/01/2019 (f)	5,733,302
GBP	2,475	Pinnacle Bidco PLC, 6.38%, 02/15/2021 (f)	3,261,855
GBP	3,000	Pizzaexpress Financing 2 PLC, 6.63%, 02/11/2019 (f)	3,305,191
GBP	3,200	RAC Bond Co. PLC, 5.00%, 07/14/2019 (f)	3,737,965
GBP	2,500	Shop Direct Funding PLC, 7.75%, 11/15/2019 (f)	2,830,638
EUR	1,750	Thomas Cook Group PLC, 6.25%, 06/15/2019 (f)	1,582,209
GBP	4,900	Voyage Care BondCo PLC, 10.00%, 11/01/2019 (f)	5,914,997

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
GBP	2,000	Vue International Bidco PLC, 7.88%, 03/04/2019 (f)	$2,622,737
			53,230,040
UNITED STATES—28.3%
EUR	3,980	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (f)	3,437,221
GBP	2,000	AMC Entertainment Holdings, Inc., 6.38%, 11/15/2019	2,474,694
USD	1,700	Avantor, Inc., 9.00%, 10/01/2020 (f)	1,751,000
EUR	3,000	Banff Merger Sub, Inc., 8.38%, 09/01/2021 (f)	3,235,737
EUR	3,000	Bausch Health Cos. Inc., 4.50%, 03/01/2019 (f)	3,395,594
USD	3,009	California Resources Corp., 8.00%, 03/04/2019 (f)	2,427,902
USD	819	CFX Escrow Corp., 7.00%, 01/31/2026	819,000
USD	3,800	Cincinnati Bell, Inc., 7.00%, 09/15/2019 (f)	3,268,000
EUR	1,820	Diamond BC BV, 5.63%, 08/15/2020 (f)	1,849,856
USD	2,610	Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/2020 (f)	2,610,000
USD	6,336	Hexion, Inc., 10.00%, 03/04/2019	5,195,520
USD	2,112	Hexion, Inc., 10.38%, 03/04/2019 (f)	1,689,600
USD	1,375	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (f)	1,230,625
USD	1,730	Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/2020 (f)	1,604,575
USD	6,092	Rite Aid Corp., 7.70%, 02/15/2027	4,173,020
USD	3,700	Sanchez Energy Corp., 6.13%, 03/04/2019	647,500
USD	4,200	Staples, Inc., 8.50%, 09/15/2020 (f)	4,032,000
EUR	3,600	Superior Industries International, Inc., 6.00%, 06/15/2020 (f)	3,360,480
			47,202,324
ZAMBIA—3.7%
USD	5,500	First Quantum Minerals Ltd., 6.88%, 03/01/2021 (f)	4,984,375
USD	1,130	First Quantum Minerals Ltd., 7.00%, 03/04/2019 (f)	1,127,175
			6,111,550
		Total Corporate Bonds — 123.4% (cost $231,140,666)	205,766,487

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT—7.0%
UNITED STATES—7.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(i)	11,561,805	11,561,805
Total Short-Term Investment — 7.0% (cost $11,561,805)		11,561,805
Total Investments — 143.1% (cost $273,028,305)		238,494,317
Liabilities in Excess of Other Assets — (43.1)%		(71,782,028)
Net Assets—100.0%		$166,712,289

(a)	Illiquid security.
(b)	Non-Income Producing Security.
(c)	Level 3 security. This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note (a) of the accompanying Notes to Portfolio of Investments.
(d)	Security is in default.
(e)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	Denotes a security issued under Regulation S or Rule 144A.

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2019

(g)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(h) Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(i) Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound Sterling
USD—U.S. Dollar

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Euro/United States Dollar
02/14/2019	Citibank N.A.	EUR	150,000	USD	170,555	$171,834	$1,279
02/14/2019	Royal Bank of Canada (UK)	EUR	20,000	USD	22,855	22,911	56
02/14/2019	UBS AG	EUR	830,000	USD	944,674	950,814	6,140
						$1,145,559	$7,475

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/14/2019	Royal Bank of Canada (UK)	USD	901,048	GBP	700,000	$918,589	$(17,541)
02/14/2019	UBS AG	USD	55,958,547	GBP	44,243,000	58,058,784	(2,100,237)
United States Dollar/Euro
02/14/2019	Citibank N.A.	USD	76,437,406	EUR	66,831,000	76,558,861	(121,455)
02/14/2019	UBS AG	USD	1,489,461	EUR	1,300,000	1,489,227	234
						$137,025,461	$(2,238,999)

* Certain contracts with different trade dates and like characteristics have been shown net.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid quoted price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees (the “Board”). Evaluated quotes provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institutional-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

Senior Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.

Derivative instruments are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2019

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Fixed Income Investments
Bank Loans	$—	$20,966,025	$200,000	$21,166,025
Corporate Bonds	—	205,766,487	—	205,766,487
Total Fixed Income Investments	—	226,732,512	200,000	226,932,512
Short-Term Investment	11,561,805	—	—	11,561,805
Total Investments	$11,561,805	$226,732,512	$200,000	$238,494,317
Other Financial Instruments
Common Stocks			—
Forward Foreign Currency Exchange Contracts	$—	$37,402	$—	$37,402
Total Assets	$11,561,805	$226,769,914	$200,000	$238,531,719
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,268,926)	$—	$(2,268,926)
Other Financial Instruments

Amounts listed as “-” are $0 or round to $0.

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies. Level 3 investments held, at the beginning, during and at the end of the period in relation to net assets were not significant (less than 0.12% of total net assets) and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2019 is not presented. The valuation technique used at January 31, 2019 was a fair valuation as determined by the Fund’s Pricing Committee. The inputs utilized by the broker to value the investment were not available.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended.

Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Item 2 — Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Income Credit Strategies Fund

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Income Credit Strategies Fund

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Income Credit Strategies Fund

Date:	March 29, 2019

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Income Credit Strategies Fund

Date:	March 29, 2019